COMMITMENTS AND CONTINGENCIES - Legal Proceeding (Details)	6 Months Ended
Jun. 30, 2021 CNY (¥)
Gain Contingencies [Line Items]
Amount by court in US$	¥ 585,265
Case number 1
Gain Contingencies [Line Items]
Amount by court in US$	263,256
Case number 2
Gain Contingencies [Line Items]
Amount by court in US$	183,263
Case number 3
Gain Contingencies [Line Items]
Amount by court in US$	15,792
Case number 4
Gain Contingencies [Line Items]
Amount by court in US$	29,840
Case number 5
Gain Contingencies [Line Items]
Amount by court in US$	31,171
Case number 6
Gain Contingencies [Line Items]
Amount by court in US$	12,389
Case number 7
Gain Contingencies [Line Items]
Amount by court in US$	¥ 49,554